Investment Strategy - PACE Global Real Estate Securities Investments	Jul. 22, 2026
Class A Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Strategy Narrative [Text Block]

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Principal investments" beginning on page 72 of the Class A Prospectus, on page 71 of the Class P Prospectus and beginning on page 69 of the Class P2 Prospectus is revised by adding the following as the last paragraph of that section:

The non-US companies in which the fund invests may include those domiciled in emerging market countries. The fund may also invest in securities of foreign companies in the form of American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts.

Class P Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Strategy Narrative [Text Block]

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Principal investments" beginning on page 72 of the Class A Prospectus, on page 71 of the Class P Prospectus and beginning on page 69 of the Class P2 Prospectus is revised by adding the following as the last paragraph of that section:

The non-US companies in which the fund invests may include those domiciled in emerging market countries. The fund may also invest in securities of foreign companies in the form of American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts.

Class P2 Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Strategy Narrative [Text Block]

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Principal investments" beginning on page 72 of the Class A Prospectus, on page 71 of the Class P Prospectus and beginning on page 69 of the Class P2 Prospectus is revised by adding the following as the last paragraph of that section:

The non-US companies in which the fund invests may include those domiciled in emerging market countries. The fund may also invest in securities of foreign companies in the form of American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts.